Note 6 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2014	2013	2012
Basic Earnings per Share
Net income (loss) attributable to Civeo	$(189,043)	$181,876	$244,721
Less: undistributed net income (loss) to participating securities	921	(743)	(1,000)
Net income (loss) attributable to Civeo’s common stockholders - basic	$(188,122)	$181,133	$243,721

Weighted average common shares outstanding - basic	106,306	106,293	106,293

Basic earnings (loss) per share	$(1.77)	$1.70	$2.29

Diluted Earnings per Share
Net income (loss) attributable to Civeo’s common stockholders – basic	$(188,122)	$181,133	$243,721
Less: undistributed net income (loss) to participating securities	--	1	2
Net income (loss) attributable to Civeo’s common stockholders - diluted	$(188,122)	$181,134	$243,723

Weighted average common shares outstanding - basic	106,306	106,293	106,293
Effect of dilutive securities (1)	--	167	167
Weighted average common shares outstanding - diluted	106,306	106,460	106,460

Diluted earnings (loss) per share	$(1.77)	$1.70	$2.29